SUBSEQUENT EVENTS (Details) $ in Thousands, $ in Millions	Feb. 22, 2023 ARS ($)	Jul. 07, 2022	Apr. 25, 2023 ARS ($) shares	Apr. 25, 2023 USD ($) shares	Feb. 22, 2023 USD ($)	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2021 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Amount						$ 20,770,363	$ 4,891,540
Maturity period		180 days
Number of shares in entity held by entity or by its subsidiaries or associates | shares			12,543,339	12,543,339		12,436,694
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares			12,352,329	12,352,329		12,352,329
Shareholders Not Identified Since 1995
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares			191,010	191,010
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Nominal value allocated to optional reserve for future dividends			$ 1,939,000
Events After Reporting Period | Class 1 Corporate Bonds
Disclosure of non-adjusting events after reporting period [line items]
Amount	$ 25,636,300				$ 133.3
Maturity period	18 months
Events After Reporting Period | Class 1 Corporate Bonds | BADLAR
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate basis	2.00%				2.00%
Events After Reporting Period | Class 1 Corporate Bonds | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Amount					$ 150.0
Events After Reporting Period | Global Note Program | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Amount				$ 500.0